Note 16 - Income Taxes (Details) - Effective Income Tax Reconciliation - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Effective Income Tax Reconciliation [Abstract]
Tax at federal statutory rate			$ (740,000)	$ (967,000)
State taxes, net of federal benefit			(117,000)	(160,000)
Research and development credits				(12,000)
Fair market value of warrants & derivatives			17,000	(22,000)
Stock-based compensation			51,000	29,000
Other permanent items			10,000	1,000
Valuation allowance			779,000	1,131,000
Income tax provision	$ 0	$ 0	$ 0	$ 0